Events after the reporting period (Details Narrative)		1 Months Ended						9 Months Ended		12 Months Ended
	Apr. 07, 2025 USD ($) shares	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Sep. 30, 2024 shares	Jul. 31, 2024 shares	Dec. 31, 2023 shares	Jul. 31, 2023 shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Vested and convertible shares | shares						327,142	327,142
Professional fees								$ 2,500,507	$ 1,505,745	$ 1,790,344	$ 864,419	$ 685,870
Number of stock options granted | shares								1,247,810		890,729	390,373	868,436
Proceeds from public offering								$ 2,923,568		$ 9,472,851
Payment for services								$ 7,582,230	$ 6,141,600	$ 10,848,391	$ 8,106,683	$ 10,136,314
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares										630,729
Share options [member]
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares											312,886	556,074
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Vested and convertible shares | shares				139,500	40,000
Debt principal amount	$ 2,000,000
Debt interest rate	14.00%
Proceeds from financing			$ 5,000,000
Professional fees			20,000
Disbursed amount			$ 550,000
Proceeds from public offering		$ 5,000,000
Payment for services		$ 2,000,000
Nonadjusting event [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of restricted stock unvested | shares	62,000
Number of restricted stock issued | shares	60,000
Nonadjusting event [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Number of stock options granted | shares	60,482
Nonadjusting event [member] | Mr McGregor [Member]
IfrsStatementLineItems [Line Items]
Description of contracts shares				In consideration for providing these Services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights, 150,000 of which vested upon execution of the Ambassador Agreement, and the remainder of which will vest once the 30-day volume-weighted average price (VWAP) achieves the following triggers: 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.